Financial Instruments - Derivative Instruments Designated as Hedges (Details) - Foreign exchange forward contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains	$ 6	$ 1
Unrealized losses	0	(15)
Total net unrealized gains (losses)	6	(14)
Realized (losses) gains	(13)	(23)
Realized losses cost of revenues
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized (losses) gains	0	(1)
Realized losses in operating expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized (losses) gains	(13)	(22)
Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign exchange forward contracts and options assets (classified in other current assets)	6	1
Foreign exchange forward contract liabilities (classified in accounts payable and accrued liabilities)	$ 3	$ 16